Intangible and other long-term assets (Schedule of Balances) (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		$ 2,251,140	$ 2,260,095
Other assets		71,816	75,022
Intangible and other non-current assets, net		2,322,956	2,335,117	$ 2,300,052
Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[1]	107,380	116,335
Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[2]	2,143,760	2,143,760
Republic trade mark [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		107,380	101,657
Kobe Tech contract [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		$ 0
Amortization period (years)		12	12
Customers list [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		$ 0	$ 14,678
Amortization period (years)		20	20
Customers list [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		$ 0
Amortization period (years)		9	9
Trademark San 42 [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[3]	$ 329,600	$ 329,600
Goodwill [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[3]	1,814,160	1,814,160
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		4,647,531	4,631,644
Other assets		71,816	75,022
Intangible and other non-current assets, net		4,719,347	4,706,666	4,672,503
Cost [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[1]	298,071	282,184
Cost [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[2]	4,349,460	4,349,460
Cost [Member] | Republic trade mark [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		107,380	101,657
Cost [Member] | Kobe Tech contract [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		125,141	118,471
Cost [Member] | Customers list [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		65,550	62,056
Cost [Member] | Customers list [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		2,205,700	2,205,700
Cost [Member] | Trademark San 42 [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[3]	329,600	329,600
Cost [Member] | Goodwill [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[3]	1,814,160	1,814,160
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		2,396,391	2,371,549
Other assets
Intangible and other non-current assets, net		(2,396,391)	(2,371,549)	$ (2,372,451)
Accumulated amortization [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[1]	190,691	165,849
Accumulated amortization [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[2]	2,205,700	2,205,700
Accumulated amortization [Member] | Republic trade mark [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross
Accumulated amortization [Member] | Kobe Tech contract [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		125,141	118,471
Accumulated amortization [Member] | Customers list [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		65,550	47,378
Accumulated amortization [Member] | Customers list [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross		2,205,700	2,205,700
Accumulated amortization [Member] | Trademark San 42 [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[3]
Accumulated amortization [Member] | Goodwill [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	[3]

[1]	Intangible assets from the Republic acquisition
[2]	Intangible assets from the Grupo San acquisition.
[3]	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.